INCOME TAXES (Reconciliation of Effective Income Taxes) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
INCOME TAXES [Abstract]
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Income (loss) from continuing operations before income tax expense	$ 10,596	64,143	(6,020)	100,393
Income tax computed at PRC statutory tax rate	2,649	16,036	(1,505)	25,098
Non-deductible expenses	509	3,078	4,906	5,697
International tax rate difference	169	1,025	667	974
Changes in the valuation allowance	2,701	16,352	8,131	1,522
Income tax expenses	$ 6,028	36,491	12,199	33,291